Earnings Per Share - Schedule Of Anti-Dilutive Options and Awards (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average exercise price of stock options excluded from the calculation of diluted EPS (in dollars per share)	$ 24.33	$ 25.62	$ 26.29
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Awards excluded from the calculation of diluted EPS (in shares)	2,256	2,468	2,610
Other Equity Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Awards excluded from the calculation of diluted EPS (in shares)	608	176	37